UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9789

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

THE INVESTMENTS OF TAX-MANAGED EQUITY FUND
September 30, 2004
COMMON STOCKS	Shares	Value

Air Transportation - 1.08%
Southwest Airlines Co.	46,550	$634,011

Aircraft - 2.61%
Lockheed Martin Corporation	14,000	780,920
United Technologies Corporation	8,000	747,040

		1,527,960

Aluminum - 0.57%
Alcoa Incorporated	10,000	335,900

Apparel - 1.45%
Coach, Inc.*	20,000	848,400

Banks - 1.10%
Citigroup Inc.	14,550	641,946

Broadcasting - 1.17%
Comcast Corporation, Class A Special*	4,000	112,940
Viacom Inc., Class B	17,000	570,520

		683,460

Capital Equipment - 1.16%
Deere & Company	10,500	677,775

Communications Equipment - 1.54%
Cisco Systems, Inc.*	50,000	902,750

Computers - Micro - 2.72%
Dell Inc.*	44,650	1,587,307

Computers -- Peripherals - 5.90%
Lexmark International, Inc.*	9,000	756,090
Microsoft Corporation	72,000	1,990,440
SAP Aktiengesellschaft, ADR	18,000	701,100

		3,447,630

Electronic Components - 4.34%
Analog Devices, Inc.	11,650	451,787
Intel Corporation	32,000	641,280
Microchip Technology Incorporated	27,000	723,465
Texas Instruments Incorporated	33,950	722,456

		2,538,988

Electronic Instruments - 1.06%
KLA-Tencor Corporation*	14,900	617,977

Finance Companies - 0.87%
Fannie Mae	8,000	507,200

Health Care -- Drugs - 18.66%
Allergan, Inc.	17,000	1,233,350
Amgen Inc.*	24,250	1,377,279
Barr Laboratories, Inc.*	26,250	1,087,537
Forest Laboratories, Inc.*	40,000	1,799,200
Genentech, Inc.*	23,300	1,221,386
Gilead Sciences, Inc.*	48,600	1,816,425
MedImmune, Inc.	14,000	331,590
Neurocrine Biosciences, Inc.*	11,000	519,255
Pfizer Inc.	20,000	612,000
Teva Pharmaceutical Industries Limited, ADR	35,000	908,425

		10,906,447

Health Care -- General - 6.31%
Boston Scientific Corporation	33,000	1,311,090
St. Jude Medical, Inc.*	10,500	790,335
Wyeth	15,000	561,000
Zimmer Holdings, Inc.*	13,000	1,027,520

		3,689,945

Hospital Supply and Management - 1.31%
Caremark Rx, Inc.*	8,000	256,560
Guidant Corporation	3,100	204,724
HCA Inc.	8,000	305,200

		766,484

Hotels and Gaming - 1.05%
International Game Technology	17,000	611,150

Insurance -- Property and Casualty - 1.23%
Berkshire Hathaway Inc., Class B*	250	717,750

Leisure Time Industry - 1.12%
Royal Caribbean Cruises Ltd.	15,000	654,000

Multiple Industry - 6.84%
3M Company	8,000	639,760
General Electric Company	50,000	1,679,000
Research In Motion Limited*	22,000	1,679,370

		3,998,130

Petroleum -- International - 7.24%
Anadarko Petroleum Corporation	13,600	902,496
Apache Corporation	27,200	1,362,992
Burlington Resources Inc.	23,300	950,640
Exxon Mobil Corporation	21,000	1,014,930

		4,231,058

Petroleum - Services - 4.36%
Nabors Industries Ltd.*	14,550	688,943
Patterson-UTI Energy, Inc.	62,100	1,183,005
Schlumberger Limited	10,000	673,100

		2,545,048

Restaurants - 1.65%
Applebee's International, Inc.	15,000	379,650
P.F. Chang's China Bistro, Inc.*	12,000	582,000

		961,650

Retail - General Merchandise - 3.95%
Costco Wholesale Corporation	21,000	872,025
Wal-Mart Stores, Inc.	27,000	1,436,400

		2,308,425

Security and Commodity Brokers - 6.22%
Chicago Mercantile Exchange Holdings Inc.	12,000	1,935,600
Goldman Sachs Group, Inc. (The)	9,000	839,160
Merrill Lynch & Co., Inc.	4,850	241,142
Morgan Stanley	12,600	621,180

		3,637,082

Timesharing and Software - 5.50%
eBay Inc.*	34,950	3,214,177

Tobacco - 1.45%
Altria Group, Inc.	18,000	846,720

TOTAL COMMON STOCKS - 92.46%		$54,039,370

(Cost: $45,674,962)

TOTAL SHORT-TERM SECURITIES - 8.82%		$5,154,527

(Cost: $5,154,527)

TOTAL INVESTMENT SECURITIES - 101.28%		$59,193,897

(Cost: $50,829,489)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.28%)		(748,598)

NET ASSETS - 100.00%		$58,445,299

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date November 29, 2004

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date November 29, 2004